Risk and uncertainty	12 Months Ended
Dec. 31, 2022
Risk and uncertainty
Risk and uncertainty

Note 21 : Risk and uncertainty

 (i) Impact from COVID-19

In December 2019, a novel strain of coronavirus, or COVID-19 or the coronavirus, surfaced and it has spread rapidly to many parts of China and other parts of the world, including the United States. The COVID-19 pandemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and several other parts of the world, including the United States. In March 2020, the World Health Organization declared COVID-19 a pandemic.

All of the Group’s revenue is concentrated in China through our subsidiaries. Consequently, the Group’s revenues were impacted by COVID-19 and were significantly lower in 2020 as compared to the same period of 2019. The Group had to comply with the temporary closure of stores and facilities, or the “shelter in place” order, in China in the first quarter of 2020. As a result, we closed our facilities in January 2020 and re-opened them in late March 2020. The COVID-19 outbreak materially adversely affected our business operations, financial condition and operating results for 2020, including but not limited to material negative impact on the Group’s total revenues, slower collection of accounts receivables and additional allowance for doubtful accounts. The Group has not incurred significant disruptions from COVID-19 in 2021.

In early 2022, COVID-19 outbreak started again in China. From February to December in 2022, China has taken a number of actions in response to such outbreak, which actions include the implementation of a lockdown policy in certain cities, including Shanghai, where the Group are located, pursuant to which buildings and facilities were temporarily shut down from time to time, and the government has also imposed strict travel restrictions and quarantine requirements at time. As a result, our supply chain has been materially and adversely affected, and the number of purchase orders the Group received dropped significantly. In addition, many of the Group’s employees and their family members became infected with COVID-19 in December 2022 and had to take sick leave, which led to further adverse impact on the Group’s business operations.

Starting from January 2023, the Chinese government has gradually lifted restrictions and quarantines that were imposed in response to the pandemic.  The Group believes this has substantively reduced the risk of delay and other uncertainty to the Group’s business operations, except that it may be more difficult for the Group to recruit foreign talent going forward, especially in the near, because such foreign talent may have returned to their home country during the pandemic. It is also possible that if future outbreak occurs, the government will take similar actions which would adversely impact the Group’s business. In addition, the broader macro-economic implications the pandemic, including reduced levels of economic growth and possibly a global recession, likely still exist and may impact the Group’s future results of operations.

 (ii) Property title in the PRC

The Group, through its subsidiary, Far East has been earning annual rental income on a property in Beijing, China, which was expected to amount to US$39,000 annually as per the latest agreement The Group has made payment for such property, but has not successfully obtained Certificate of Real Estate Ownership, and thus title, of such property from the PRC authority. The property’s book value as at December 31, 2022 was approximately US$84,000. Far East has made an effort to request the developer of the property to assist with obtaining the title, but those efforts have failed. Far East is still investigating various ways to obtain the title but has not formulated a specific plan as of the date of this Annual Report.

In connection with the above, if the property is to be disposed, it is likely that Far East’s title to the property will be challenged, and in such case the Group will need to incur additional costs and expenses to confirm and defend its title to the property and the rental income it has collected. There is no assurance that Far East will succeed in its efforts to obtain the title to the property and the rental income it has collected. Far East’s failure in this regard could have material adverse effect on the Group’s financial position, results of operations, and cash flow.

 (iii) Non-controlling interest Put Option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd. and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option. Such put option did not have an expiry date.  The management of the Group has conducted an assessment of the fair value of the put option and determined it to be immaterial. The fair value assessment of the put option involves significant judgment and estimation, the management's reliance on internal expertise for the fair value assessment may introduce inherent uncertainties and potential for subjectivity.